UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

November 30, 2009
unaudited

Bonds & notes — 80.29%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 43.65%
U.S. Treasury 3.50% 2009	$1,000	$1,001
U.S. Treasury 0.875% 20101,2	11,400	11,442
U.S. Treasury 1.25% 2010	20,000	20,192
U.S. Treasury 2.00% 2010	30,000	30,442
U.S. Treasury 2.00% 2010	10,000	10,048
U.S. Treasury 2.875% 2010	5,000	5,079
U.S. Treasury 4.375% 2010	10,000	10,426
U.S. Treasury 4.50% 2010	16,000	16,646
U.S. Treasury 4.75% 2010	12,000	12,116
U.S. Treasury 5.75% 2010	45,000	46,763
U.S. Treasury 6.50% 2010	20,000	20,266
U.S. Treasury 0.875% 2011	25,000	25,173
U.S. Treasury 0.875% 2011	20,000	20,130
U.S. Treasury 0.875% 2011	10,000	10,067
U.S. Treasury 1.00% 2011	25,000	25,191
U.S. Treasury 1.00% 2011	25,000	25,183
U.S. Treasury 1.125% 2011	50,000	50,432
U.S. Treasury 1.75% 2011	65,000	66,407
U.S. Treasury 4.625% 2011	20,000	21,437
U.S. Treasury 4.625% 2011	4,000	4,324
U.S. Treasury 4.875% 2011	25,000	26,583
U.S. Treasury 5.00% 2011	10,000	10,567
U.S. Treasury 5.125% 2011	30,000	32,205
U.S. Treasury 1.375% 2012	20,000	20,262
U.S. Treasury 1.75% 2012	15,000	15,314
U.S. Treasury 4.25% 2012	40,000	43,647
U.S. Treasury 4.625% 2012	10,000	10,863
U.S. Treasury 4.75% 2012	30,000	32,890
U.S. Treasury 3.125% 2013	32,000	33,984
U.S. Treasury 3.125% 2013	10,000	10,620
U.S. Treasury 3.375% 2013	60,000	64,319
U.S. Treasury 3.375% 2013	40,000	42,881
U.S. Treasury 3.50% 2013	20,000	21,511
U.S. Treasury 3.875% 2013	35,000	37,972
U.S. Treasury 4.125% 2015	15,000	16,522
Fannie Mae 1.00% 2011	30,000	30,110
Fannie Mae 1.75% 2011	35,000	35,575
Fannie Mae 3.625% 2011	10,000	10,500
Fannie Mae 5.50% 2011	2,000	2,130
Fannie Mae 6.00% 2011	16,000	17,276
Fannie Mae 2.00% 2012	40,000	40,933
Fannie Mae 6.125% 2012	12,000	13,391
Fannie Mae 2.75% 2014	20,000	20,630
Federal Home Loan Bank 3.375% 2010	10,000	10,259
Federal Home Loan Bank 3.625% 2010	10,000	10,319
Federal Home Loan Bank 7.625% 2010	3,760	3,886
Federal Home Loan Bank 2.875% 2011	10,000	10,317
Federal Home Loan Bank 3.375% 2011	5,000	5,217
Federal Home Loan Bank 5.60% 2011	5,000	5,396
Federal Home Loan Bank 1.75% 2012	12,000	12,173
Federal Home Loan Bank 2.25% 2012	20,000	20,563
Federal Home Loan Bank 4.625% 2012	10,000	10,943
Federal Home Loan Bank 3.625% 2013	30,000	32,013
Freddie Mac 2.875% 2010	34,570	35,380
Freddie Mac 5.25% 2011	10,000	10,752
Freddie Mac 1.75% 2012	25,000	25,406
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,081
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,129
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.414% 20123	20,000	20,001
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,205
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,171
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,043
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	15,000	15,301
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,611
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.554% 20123	15,000	15,103
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,655
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.499% 20123	25,000	25,127
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,855
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.533% 20123	15,000	15,129
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,562
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,417
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,237
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,753
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,258
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,294
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,129
Federal Agricultural Mortgage Corp. 5.50% 20114	7,000	7,493
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	5,000	5,052
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,116
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.249% 20133	8,000	8,007
Private Export Funding Corp. 4.974% 2013	5,000	5,557
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,148
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,074
		1,548,582

CORPORATE BONDS & NOTES — 13.81%
Financials — 4.59%
JPMorgan Chase & Co. 5.60% 2011	2,000	2,137
JPMorgan Chase & Co. 5.375% 2012	2,000	2,194
JPMorgan Chase & Co. 3.70% 2015	10,000	10,186
Abbey National Treasury Services PLC 3.875% 20144	12,300	12,574
US Bank NA 6.375% 2011	8,000	8,683
US Bank NA 4.95% 2014	2,000	2,178
Nordea Bank 3.70% 20144	10,000	10,185
MassMutual Global Funding II, 3.625% 20124	9,750	10,145
New York Life Global Funding 2.25% 20124	5,000	5,052
New York Life Global Funding 5.25% 20124	4,500	4,908
Barclays Bank PLC 2.50% 2013	5,000	5,019
Barclays Bank PLC 5.20% 2014	2,670	2,868
Metropolitan Life Global Funding I, 5.125% 20134	2,000	2,147
MetLife Global Funding 5.125% 20144	5,000	5,374
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	7,132
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,372
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,197
TIAA Global Markets 4.95% 20134	5,500	5,927
Northern Trust Corp. 5.20% 2012	1,000	1,106
Northern Trust Corp. 5.50% 2013	4,200	4,683
Credit Suisse Group AG 5.50% 2014	5,000	5,490
PNC Funding Corp. 4.25% 2015	5,000	5,171
Simon Property Group, LP 4.875% 2010	5,000	5,115
Merrill Lynch & Co., Inc., Series C, 0.544% 20123	1,000	964
Bank of America Corp. 5.375% 2012	2,000	2,128
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,605
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,326
Allstate Life Global Funding Trust, Series 2008-1, 0.854% 20103	2,000	1,999
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,157
American Honda Finance Corp. 0.631% 20103,4	4,000	3,996
Jackson National Life Global 5.375% 20134	3,750	3,872
Monumental Global Funding 5.50% 20134	2,995	3,147
Principal Life Insurance Co. 6.25% 20124	2,600	2,762
Citigroup Inc. 5.50% 2013	2,000	2,069
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	2,056
Hartford Life Insurance Co. 0.384% 20123	2,000	1,901
ACE INA Holdings Inc. 5.875% 2014	1,665	1,852
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	1,375	1,395
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,054
Marshall & Ilsley Corp. 0.60% 20123	1,000	730
		162,856

Health care — 2.81%
Roche Holdings Inc. 4.50% 20124	15,000	16,001
Roche Holdings Inc. 5.00% 20144	5,000	5,504
Pfizer Inc. 4.45% 2012	20,000	21,323
Merck & Co., Inc. 1.875% 2011	18,870	19,166
Novartis Capital Corp. 4.125% 2014	15,000	16,092
Eli Lilly and Co. 3.55% 2012	4,250	4,475
Eli Lilly and Co. 4.20% 2014	5,000	5,365
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,740
Aetna Inc. 5.75% 2011	1,753	1,852
AstraZeneca PLC 5.40% 2012	1,000	1,111
		99,629

Energy — 1.70%
Shell International Finance 1.30% 2011	7,500	7,575
Shell International Finance B.V. 4.00% 2014	20,000	21,315
Chevron Corp. 3.95% 2014	15,000	16,006
BP Capital Markets PLC 0.503% 20103	3,000	3,003
BP Capital Markets PLC 3.125% 2012	10,000	10,422
StatoilHydro ASA 2.90% 2014	2,070	2,117
		60,438

Consumer staples — 1.12%
Procter & Gamble Co. 1.35% 2011	5,000	5,059
Procter & Gamble Co. 4.60% 2014	10,000	10,904
Coca-Cola Co. 3.625% 2014	10,000	10,523
Walgreen Co. 4.875% 2013	4,000	4,370
Diageo Capital PLC 7.375% 2014	3,000	3,531
Sysco Corp. 4.20% 2013	2,000	2,129
Sysco Corp. 4.60% 20144	845	899
PepsiCo, Inc. 4.65% 2013	2,000	2,174
		39,589

Telecommunication services — 1.07%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,063
Verizon Communications Inc. 3.75% 2011	14,500	15,026
Verizon Communications Inc. 7.375% 2013	5,000	5,829
Verizon Communications Inc. 5.55% 2014	2,000	2,206
AT&T Inc. 4.95% 2013	7,500	8,117
France Télécom 4.375% 2014	2,800	2,983
Singapore Telecommunications Ltd. 6.375% 20114	2,500	2,731
		37,955

Utilities — 0.77%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	16,250	17,277
Southern Co., Series 2008-A, 0.969% 20103	2,000	2,010
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,095
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,078
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,949
		27,409

Industrials — 0.65%
Honeywell International Inc. 3.875% 2014	8,400	8,916
Canadian National Railway Co. 4.95% 2014	5,000	5,462
Raytheon Co. 5.375% 2013	2,000	2,207
Raytheon Co. 6.75% 2018	1,225	1,462
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,276
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	817
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,057
		23,197

Information technology — 0.61%
Hewlett-Packard Co. 2.25% 2011	7,000	7,150
Hewlett-Packard Co. 2.95% 2012	10,000	10,355
International Business Machines Corp. 0.861% 20113	3,000	3,031
Cisco Systems, Inc. 5.25% 2011	1,000	1,056
		21,592

Consumer discretionary — 0.49%
Stanford University 3.625% 2014	7,000	7,419
Walt Disney Co. 4.70% 2012	1,500	1,639
Walt Disney Co. 4.50% 2013	5,000	5,455
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,696
		17,209

Total corporate bonds & notes		489,874

MORTGAGE-BACKED OBLIGATIONS5 — 11.60%
Fannie Mae, Series 2009-M2, Class A1, 2.387% 2019	6,000	6,063
Fannie Mae 4.00% 2019	39,551	41,426
Fannie Mae 4.00% 2019	18,879	19,774
Fannie Mae 4.00% 2019	14,268	14,944
Fannie Mae 4.50% 2020	8,202	8,691
Fannie Mae 4.50% 2020	4,293	4,552
Fannie Mae 4.50% 2020	3,573	3,788
Fannie Mae 4.50% 2021	16,836	17,808
Fannie Mae 4.50% 2021	3,524	3,725
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	529	548
Fannie Mae 5.50% 2022	10,371	11,121
Fannie Mae 5.00% 2023	4,959	5,253
Fannie Mae 5.00% 2023	3,285	3,480
Fannie Mae 5.00% 2023	2,380	2,532
Fannie Mae 5.00% 2023	1,979	2,106
Fannie Mae 5.00% 2023	1,688	1,796
Fannie Mae 5.00% 2023	1,586	1,688
Fannie Mae 5.00% 2023	1,447	1,540
Fannie Mae 5.50% 2023	1,300	1,393
Fannie Mae 6.00% 2023	7,721	8,336
Fannie Mae 6.00% 2023	943	1,019
Fannie Mae 4.00% 2024	10,000	10,293
Fannie Mae 4.00% 2024	9,717	10,002
Fannie Mae 5.50% 2024	1,959	2,100
Fannie Mae 6.00% 2024	6,085	6,561
Fannie Mae 6.00% 2024	4,947	5,339
Fannie Mae, Series 2007-114, Class A7, 0.436% 20373	7,500	6,858
Fannie Mae 5.259% 20373	2,294	2,430
Fannie Mae 6.753% 20373	755	803
Fannie Mae 5.438% 20383	4,741	5,023
Fannie Mae 3.58% 20393	4,574	4,678
Fannie Mae 3.62% 20393	8,236	8,508
Fannie Mae 3.625% 20393	10,000	10,329
Fannie Mae 3.643% 20393	9,817	10,146
Fannie Mae 3.856% 20393	5,294	5,507
Fannie Mae 3.91% 20393	6,400	6,654
Fannie Mae 3.951% 20393	5,295	5,515
Freddie Mac, Series K003, Class A1, 2.225% 2013	2,382	2,419
Freddie Mac 5.594% 20363	8,754	9,167
Freddie Mac 5.692% 20373	2,155	2,277
Freddie Mac 5.714% 20373	1,839	1,957
Freddie Mac 5.772% 20373	2,198	2,326
Freddie Mac 5.881% 20373	3,928	4,176
Freddie Mac 5.174% 20383	3,471	3,671
Freddie Mac 5.188% 20383	2,828	2,995
Freddie Mac 5.524% 20383	4,973	5,267
Freddie Mac 5.55% 20383	220	232
Freddie Mac 3.904% 20393	6,547	6,732
Freddie Mac 3.917% 20393	4,030	4,153
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,472	1,501
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	719	719
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	228	233
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,821
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,271
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.492% 20373	1,731	1,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	3,172
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	458	460
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,508
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,800	1,855
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,493	2,596
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,941	2,034
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	731	731
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,113
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	85	85
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	67	67
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20403	1,000	1,004
HBOS Treasury Services PLC 5.00% 20114	8,000	8,338
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.604% 20183,4	4,000	3,989
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20184	4,000	4,286
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,489	2,538
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,616	3,786
Bank of America 5.50% 20124	5,000	5,405
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	2,883	2,891
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,511
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20154	5,000	5,130
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	1,008
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20323	4,000	4,059
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20423	1,550	1,607
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20423	2,700	2,736
DEPFA ACS Bank 4.75% 2010	3,980	4,068
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	640	664
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,613	1,667
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,304
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,702	1,711
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,118	1,140
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.356% 20463	2,987	2,734
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,569	2,623
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	216	215
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20453	590	593
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,772	1,774
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	771	784
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20423	1,000	1,012
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	646	651
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,620	1,648
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	384	384
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	356	364
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	284	286
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,762
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,636
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.913% (undated)3	1,533	1,577
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,361	1,377
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	266	269
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	514
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	425	429
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 20363	304	264
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.448% 20193,4	262	257
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 20363	100	97
		411,725

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.20%
Province of Ontario 0.42% 20123	15,000	15,000
Province of Ontario 1.875% 2012	15,000	15,094
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	21,425
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,213
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	18,000	18,370
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,579
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,404
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.572% 20123,4	20,000	20,026
Denmark Government Agency-Guaranteed, Danish Finance Co. 0.645% 20104	12,580	12,587
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,390
Australia Government Agency-Guaranteed, National Australia Bank 0.784% 20143,4	15,000	15,029
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	3,500	3,615
Denmark Government Agency-Guaranteed, Danske Bank 0.612% 20123,4	17,500	17,574
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20124	15,000	15,466
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.785% 20143,4	10,000	10,138
International Bank for Reconstruction and Development 0.231% 20103	10,000	10,004
United Kingdom Government Agency-Guaranteed, Royal Bank of Scotland Group PLC 0.514% 20123,4	10,000	9,974
		219,888

ASSET-BACKED OBLIGATIONS5 — 4.28%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	16,715	18,210
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	979	1,043
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	10,969	11,299
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	1,197	1,219
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,139
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,271
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.352% 20133	2,000	1,972
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.408% 20133	2,000	1,979
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	621
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.587% 20143	3,000	2,955
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	254
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,399
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,543	4,767
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	3,904	3,985
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,250
Chase Issuance Trust, Series 2007-A9, Class A, 0.269% 20143	3,000	2,953
Chase Issuance Trust, Series 2008-13, Class A, 1.799% 20153	3,000	3,093
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,844
BA Credit Card Trust, Series 2006-6, Class A, 0.269% 20133	4,000	3,945
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	934
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	1,533	1,538
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	3,000	3,185
Discover Card Master Trust I, Series 2006-1, Class A2, 0.289% 20133	4,750	4,697
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	101	102
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	1,388	1,410
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	2,935	3,007
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,437
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	1,221	1,233
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,108
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	2,584	2,598
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,540
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	4,083
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20144	4,000	4,079
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	2,000	2,050
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.289% 20153,4	2,000	1,976
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.389% 20143	2,000	1,972
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.299% 20153	2,000	1,922
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,664
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	3,327	3,448
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	2,727	2,814
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20134	1,500	1,547
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	1,000	1,039
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,121
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	2,002
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	382	386
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,542
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	20	20
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,646
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,574
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,527
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,268	1,309
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,043	1,108
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	1,040
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	859
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	735	740
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	503	513
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	253	257
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	187	198
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.486% 20363	200	168
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	108	93
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 20343	23	22
		151,706

MUNICIPALS — 0.75%
State of New York, Urban Development Corp., State Personal Income Tax Revenue Bonds (General Purpose),
Series 2009-D, 2.032% 2012	8,580	8,647
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	6,300	6,570
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 1.535% 2011	2,500	2,515
State of Mississippi, Taxable General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,555
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,194
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,082
		26,563

Total bonds & notes (cost: $2,773,112,000)		2,848,338

Short-term securities — 19.39%

Freddie Mac 0.135%–0.245% due 1/27–5/28/2010	152,000	151,956
Fannie Mae 0.17%–0.54% due 12/17/2009–10/4/2010	103,800	103,747
U.S. Treasury Bills 0.220%–0.332% due 5/6–7/15/2010	97,600	97,521
International Bank for Reconstruction and Development 0.19%–0.24% due 12/18/2009–3/24/2010	54,800	54,792
Yale University 0.26% due 12/15/2009–1/11/2010	34,700	34,692
Barton Capital LLC 0.21% due 2/1/20104	33,800	33,786
Rabobank USA Financial Corp. 0.20% due 1/19/2010	26,800	26,794
Private Export Funding Corp. 0.29% due 4/5/20104	25,300	25,281
General Electric Co. 0.14% due 12/1/2009	21,500	21,500
Procter & Gamble International Funding S.C.A. 0.23% due 1/5–1/8/20104	19,300	19,296
Bank of America Corp. 0.19% due 12/7/2009	18,900	18,899
Paccar Financial Corp. 0.20% due 1/21/2010	18,600	18,594
BNP Paribas Finance Inc. 0.22% due 1/7/2010	17,700	17,696
Eni Finance USA Inc. 0.16% due 12/16/20094	17,200	17,199
Caisse d’Amortissement de la Dette Sociale 0.24% due 5/24/20104	16,800	16,770
KfW 0.16% due 1/25/20104	12,900	12,897
Honeywell International Inc. 0.20% due 12/11/20094	10,000	9,999
Electricité de France 0.13% due 12/14/20094	4,500	4,500
ANZ National (International) Ltd. 0.23% due 1/25/20104	1,800	1,799

Total short-term securities (cost: $687,506,000)		687,718

Total investment securities (cost: $3,460,618,000)		3,536,056
Other assets less liabilities		11,561

Net assets		$3,547,617

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $11,442,000, which represented .32% of the net assets of the fund.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $469,442,000, which represented 13.23% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$—	$1,548,582	$—	$1,548,582
Corporate bonds & notes	—	489,874	—	489,874
Mortgage-backed obligations	—	411,725	—	411,725
Bonds & notes of governments & government agencies outside the U.S.	—	219,888	—	219,888
Asset-backed obligations	—	151,706	—	151,706
Municipals	—	26,563	—	26,563
Short-term securities	—	687,718	—	687,718
Total	$—	$3,536,056	$—	$3,536,056

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2009 (dollars in thousands):

	Beginning value at 9/1/2009	Net transfers out of Level 3	Ending value at 11/30/2009
Investment securities	$6,975	$(6,975)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$76,696
Gross unrealized depreciation on investment securities	(1,259)
Net unrealized appreciation on investment securities	75,437
Cost of investment securities for federal income tax purposes	3,460,619

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-0110O-S21525

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: January 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2010